Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 10. Segment and Geographic Information

The Company has one operating segment, Architectural Glass and Windows, which is also its reporting segment, comprising the design, manufacturing, distribution, marketing and installation of high-specification architectural glass and window products sold to the construction industry.
The following tables present geographical information about external revenues.

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Colombia	$21,869	$21,797	$39,251	$42,751
United States	33,344	26,041	65,022	47,397
Panama	1,355	3,418	2,823	8,323
Other	1,485	680	3,000	1,306
Total	$58,053	$51,936	$110,096	$99,777

Note 21. Segment and Geographic Information

The Company has one operating segment, Architectural Glass and Windows, which is also its reporting segment, comprising the design, manufacturing, distribution, marketing and installation of high-specification architectural glass and window products sold to the construction industry.
The following tables present revenues from external customers, long-lived assets and deferred taxes by geographical region, and revenues from external customers by product groups. Geographical information is based on the location where the sale originated or the assets are held.

	December 31,
	2014		2013
	Revenues	Long-Lived Assets	Revenues	Long-Lived Assets
Colombia	$80,062	$26,830	$101,754	$20,701
United States	101,612	10,775	66,723	—
Panama	11,351	—	10,210	—
Other	4,427	—	4,607	—
Total	$197,452	$37,605	$183,294	$20,701
	December 31,
	2014	2013
[Deferred Tax Assets] Colombia	$3,253	$1,429

Revenue by Product Groups
	December 31,
	2014	2013
Glass and framing components	$69,122	$65,616
Windows and architectural systems	128,330	117,678
Total Revenues	$197,452	$183,294